Lease Operations - Lessee (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross lease liabilities	R$ 417,751	R$ 369,866
Current [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	5,036	4,766
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	244	275
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	716	706
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	2,728	2,588
Later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	R$ 1,348	R$ 1,197